Net defined benefit liability (asset) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [Line Items]
Beginning balance		₩ 1,638,785	₩ 1,476,201
Changes in net defined benefit liability (asset)
Current service cost		440,300	369,899	₩ 392,820
Interest expense (income)		42,022
Remeasurement component		(82,550)	167,247
Past service cost		301,442
Loss from settlement		(2,017)	(767)	(1,055)
Contributions by the employers		(348,386)
Actual payments		(65,242)
Others		(267)
Ending balance		1,924,087	1,638,785	1,476,201
Defined benefit obligation
Disclosure of defined benefit plans [Line Items]
Beginning balance		3,414,116	2,951,842
Changes in net defined benefit liability (asset)
Current service cost		440,300	369,899
Interest expense (income)	[1]	83,619	87,687
Remeasurement component		(93,736)	154,939
Past service cost		301,442
Loss from settlement		(2,017)	(767)
Actual payments		(108,057)	(149,454)
Others		(267)	(30)
Ending balance		4,035,400	3,414,116	2,951,842
Plan assets
Disclosure of defined benefit plans [Line Items]
Beginning balance		(1,775,331)	(1,475,641)
Changes in net defined benefit liability (asset)
Interest expense (income)		(41,597)	(42,135)
Remeasurement component		11,186	12,308
Contributions by the employers		(348,386)	(330,064)
Actual payments		42,815	60,201
Ending balance		₩ (2,111,313)	₩ (1,775,331)	₩ (1,475,641)

[1]	Corporate bond (AAA rated) yield at year-end is applied to measure the interest cost on employee benefit obligations.